Regulatory Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended			0 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013 Residential Retail Customer [Member]	Dec. 31, 2013 Minimum [Member] Non-Residential Retail Customer [Member]	Dec. 31, 2013 Maximum [Member] Non-Residential Retail Customer [Member]	Oct. 10, 2007 Over Collection of Transition Bond Revenues [Member]	Sep. 30, 2014 Over Collection of Transition Bond Revenues [Member]	Dec. 31, 2013 Over Collection of Transition Bond Revenues [Member]	Dec. 31, 2012 Over Collection of Transition Bond Revenues [Member]	Dec. 31, 2013 Deferred AMS Costs [Member]	Dec. 31, 2012 Deferred AMS Costs [Member]	Dec. 31, 2013 Generation Related Regulatory Assets Securitized by Transition Bonds [Member]	Sep. 30, 2014 Generation Related Regulatory Assets Securitized by Transition Bonds [Member]	Dec. 31, 2012 Generation Related Regulatory Assets Securitized by Transition Bonds [Member]	Sep. 30, 2014 Bondco [Member]	Dec. 31, 2013 Bondco [Member]	Dec. 31, 2012 Bondco [Member]
Regulatory Assets And Liabilities [Line Items]
Reduction in regulatory assets net of regulatory liability													$ 213,000,000
Expected surcharge	1,023,000,000
Recovery period	11 years						9 years
Cost recovery factor				2.19	2.39	5.15
Net regulatory asset	$ 1,324,000,000	$ 1,111,000,000	$ 1,788,000,000					$ 37,000,000	$ 35,000,000	$ 33,000,000	$ 62,000,000	$ 2,000,000	$ 261,000,000	$ 173,000,000	$ 368,000,000	$ 136,000,000	$ 226,000,000	$ 335,000,000